Accounts payable for business combination - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts payable for business combination
Accounts payable for business combination

18       Accounts payable for business combination

	December 31, 2020	December 31, 2019
Pluri (a)	12,817	-
Mind Makers (b)	15,000	-
Livro Fácil	15,907	10,941
Meritt (c)	4,331	-
	48,055	10,941

Current	17,132	1,772
Non-current	30,923	9,169
	48,055	10,941

	December 31, 2020	December 31, 2019
Opening balance	10,941	10,708
Additions	58,857	-
Payment	(26,389)	-
Interest adjustment	1,568	52
Others	3,078	181
Closing balance	48,055	10,941

(a)	A & R Comercio e Serviços de Informática Ltda. (“Pluri”)

On January 7, 2020, the Company concluded the acquisition of Pluri for R$ 26 million, of which R$ 15,6 million was paid in cash, R$ 10,4 million in installments and accrued contractual CDI charges. The agreement is also subject to certain additional earn-outs that could increase the purchase price by an additional R$1,7 million over the life of the earn-out period.

(b)	Mind Makers Editora Educacional (“Mind Makers”)

On February 13, 2020, the Company concluded the acquisition of Mind Makers for R$ 18,2 million, of which R$ 10 million was paid in cash and R$ 8,2 million in installments and and accrued contractual CDI charges. The agreement is also subject to certain additional earn-outs that could increase the purchase price by an additional R$5,4 million over the life of the earn-out period.

(c)	Meritt Informação Educacional Ltda. (“Meritt”)

On November 20, 2020, the Company concluded the acquisition of Meritt for R$ 3,5 million, of which R$ 3,2 million was paid in cash and R$ 0,3 million in installments and are still outstanding and accrued contractual CDI charges. The agreement is also subject to certain earn-outs that could increase the purchase price by an additional R$4,0 million over the life of the earn-out period.

The maturities of such balances as of December 31, 2020 are shown in the table below:

	As of December 31, 2020
Maturity of installments	Total	%
2021	17,132	35,7

2022	13,811	28,7
2023	17,112	35,6
Total non-current liabilities	30,923	64,3

	48,055	100,0

The maturities of such balances as of December 31, 2019 are shown in the table below:

	As of December 31, 2019
Maturity of installments	Total	%
2020	1,772	16,2

2021	1,030	9,4
2022	3,090	28,2
2023	5,049	46,2
Total non-current liabilities	9,169	83,8

	10,941	100,0

Vasta Platform (Successor)
Accounts payable for business combination
Accounts payable for business combination
17.	Accounts Payable for Business Combination

In December 2017, the Predecessor Somos-Anglo agreed on the Purchase and Sale Agreement with the purpose of acquiring 100% of Livro Fácil. The total consideration paid for the acquisition was R$ 23.8 million, of which R$ 8.8 million in cash, R$ 4.8 million in shares and R$ 10.1 million on installments, which are still outstanding and accrue contractual CDI charges.

The maturities of such balances are shown in the table below:

	As of December 31, 2019
Maturity of installments	Total	%
2020	1,772	16.2
2021	1,030	9.4
2022	3,090	28.2
2023 onwards	5,049	46.2
Total non-current liabilities	9,169	83.8
	10,941	100.0

Changes in this balance were the following:

	As of December 31, 2019	As of December 31, 2018
Opening balance	10,708	10,589
Interest adjustment	233	119
Closing balance	10,941	10,708